LICENSING AGREEMENTS (Details 1)	12 Months Ended
Dec. 31, 2020 USD ($)
Assets
Beginning Balance	$ 510,000
Addition of new assets	250,000
Amortization	0
Ending Balance	760,000
Accumulated Amortization
Accumulated Amortization, Beginning Balance	(73,445)
Addition of new assets	0
Amortization	(66,792)
Accumulated Amortization, Ending Balance	$ (140,237)